Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
19.
Earnings per share

Basic earnings per share

The basic earnings per share and the weighted average number of common shares outstanding have been calculated as follows:

(in thousands of dollars and number of shares)	2025	2024
Net income	310,553	422,484
Issued common shares, beginning of year	84,408,437	84,441,733
Effect of stock options exercised	124,267	285,606
Effect of repurchase of own shares	(1,465,452)	(175,763)
Weighted average number of common shares	83,067,252	84,551,576

Earnings per share – basic (in dollars)	3.74	5.00

Diluted earnings per share

The diluted earnings per share and the weighted average number of common shares outstanding after adjustment for the effects of all dilutive common shares have been calculated as follows:

(in thousands of dollars and number of shares)	2025	2024
Net income	310,553	422,484
Weighted average number of common shares	83,067,252	84,551,576
Dilutive effect:
Stock options, restricted share units
and performance share units	347,058	691,532
Weighted average number of diluted common shares	83,414,310	85,243,108

Earnings per share - diluted (in dollars)	3.72	4.96

As at December 31, 2025, no stock options were excluded from the calculation of diluted earnings per share (2024 – nil) as none were deemed to be anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on quoted market prices for the period during which the options were outstanding.